Application of New and Revised IFRS, IAS, IFRIC, and SIC Issued by the IASB (collectively, "IFRS Accounting Standards")	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Application of New and Revised IFRS, IAS, IFRIC, and SIC Issued by the IASB (collectively, "IFRS Accounting Standards")
4.
APPLICATION OF NEW AND REVISED INTERNATIONAL FINANCIAL REPORTING STANDARDS (IFRS), INTERNATIONAL ACCOUNTING STANDARDS (IAS), IFRIC INTERPRETATIONS (IFRIC), AND SIC INTERPRETATIONS (SIC) ISSUED BY THE INTERNATIONAL ACCOUNTING STANDARDS BOARD (IASB) (collectively, “IFRS Accounting Standards”)

a.	Amendments to IFRS Accounting Standards and the new interpretation that are mandatorily effective for the current year

New, Amended and Revised Standards and Interpretations	Effective Date Issued by IASB
Amendments to IAS 1 “Disclosure of Accounting Policies”	January 1, 2023
Amendments to IAS 8 “Definition of Accounting Estimates”	January 1, 2023
Amendments to IAS 12 “Deferred Tax related to Assets and Liabilities arising from a Single Transaction”	January 1, 2023
Amendments to IAS 12 “International Tax Reform - Pillar Two Model Rules”	Note

Note:
The amendments introduce a temporary exception to the requirements in IAS 12 by stipulating that the Company should neither recognize nor disclose information about deferred tax assets and liabilities related to Pillar Two income taxes. The amendments also require the Company to disclose that it has applied the exception and separately disclose its current tax expense (income) related to Pillar Two income taxes. In addition, for periods in which Pillar Two legislation is enacted or substantively enacted but not yet in effect, the Company should disclose qualitative and quantitative information that helps users of financial statements understand the Company’s exposure to Pillar Two income taxes. The requirement that the Company applies the exception and the requirement to disclose that fact is applied immediately upon issuance of the amendments in May 2023. The remaining disclosure requirements are applied for annual reporting periods beginning on or after January 1, 2023, but not for any interim period ending on or before December 31, 2023.

The Company believes that the adoption of aforementioned standards or interpretations did not have a significant effect on the Company’s accounting policies.
b. New and revised standards, amendments and interpretations in issue but not yet effective

New, Amended and Revised Standards and Interpretations	Effective Date Issued by IASB
Amendments to IFRS 10 and IAS 28 “Sale or Contribution of Assets between an Investor and its Associate or Joint Venture”	To be determined by IASB
Amendments to IAS 1 “Classification of Liabilities as Current or Non-current” and “Non-current Liabilities with Covenants”	January 1, 2024
As of the date the accompanying consolidated financial statements were authorized for issue, the Company continues in evaluating the impact on its financial position and financial performance from the initial adoption of the aforementioned standards or interpretations and related applicable period. The related impact will be disclosed when the Company completes its evaluation.